Schedule of Investments PIMCO Real Return Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
	PRINCIPAL AMOUNT (000s)			MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.6% ¤
CORPORATE BONDS & NOTES 1.6%
BANKING & FINANCE 0.7%
Armor RE II Ltd.
8.810% (T-BILL 3MO + 5.000%) due 06/07/2033 ~			$250		$250
12.050% (BRMMUSDF + 8.500%) due 01/07/2032 ~			1,050		1,108
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027			63		61
Blue Owl Capital Corp.
6.450% due 09/15/2028			2,530		2,563
Blue Ridge Re Ltd.
7.020% (FHMMUSTF + 3.500%) due 01/08/2029 ~			250		250
Buttonwood RE Ltd.
8.550% (BRMMUSDF + 5.000%) due 05/29/2029 ~			250		250
9.050% (BRMMUSDF + 5.500%) due 05/29/2029 ~			250		250
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN		4,500		1,410
Emirates NBD Bank PJSC
5.125% due 06/29/2031			$9,300		9,271
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~			8,700		8,698
Gateway Re Ltd.
5.550% (BRMMUSDF + 2.000%) due 07/06/2029 ~			500		500
GSG Bidco Ltd.
4.700% due 06/15/2031	EUR		4,200		4,760
Jyske Realkredit AS
0.500% due 10/01/2043	DKK		312		39
1.500% due 10/01/2053			97,456		11,760
2.500% due 10/01/2047			7		1
Locke Tavern Re Ltd.
6.800% (JMMMUSTF + 3.250%) due 04/11/2033 ~			$250		249
Lower Ferry Re Ltd.
6.260% (MSMMUSTF + 2.750%) due 07/08/2033 ~			250		250
Luca RE Ltd.
9.036% (T-BILL 3MO + 5.250%) due 07/09/2032 ~			250		250
10.800% (JMMMUSTF + 7.250%) due 07/22/2031 ~			550		572
MMIFS Re Ltd.
5.161% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD		250		178
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK		19,285		2,172
2.000% due 10/01/2053			8,880		1,148
2.500% due 10/01/2047			3		0
Nykredit Realkredit AS
1.500% due 10/01/2053			2,488		262
2.500% due 10/01/2047			18		3
Polestar Re Ltd.
10.550% (BRMMUSDF + 7.000%) due 01/08/2029 ~			$250		251
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~			6,200		6,231
Realkredit Danmark AS
1.500% due 10/01/2053	DKK		17,606		2,187
2.500% due 04/01/2047			8		1
Torrey Pines Re Ltd.
6.539% (T-BILL 1MO + 2.750%) due 06/07/2033 ~			$250		250
6.789% (T-BILL 1MO + 3.000%) due 06/07/2034 ~			250		252
UBS Group AG
0.650% due 01/14/2028 •	EUR		600		678
2.125% due 11/15/2029 •	GBP		100		125
2.875% due 04/02/2032 •	EUR		100		111
7.000% due 09/30/2027 •	GBP		300		400
Veraison Re Ltd.
6.421% (GSMMUSTI + 2.900%) due 03/08/2034 ~			$300		304
Vitality Re XVII Ltd.
5.521% (GSMMUSTI + 2.000%) due 01/08/2031 ~			500		500
5.921% (GSMMUSTI + 2.400%) due 01/08/2031 ~			250		250
7.521% (GSMMUSTI + 4.000%) due 01/08/2031 ~			250		250
Winston RE Ltd.
9.550% (BRMMUSDF + 6.000%) due 05/04/2033 ~			250		252

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Yardstick RE DAC
4.274% (EUR003M + 1.950%) due 07/08/2034 «~	EUR		250		286

					58,583

INDUSTRIALS 0.9%
Beignet Investor LLC
6.581% due 05/30/2049			$29,800		30,415
GSG Bidco Ltd.
5.375% due 06/15/2036	EUR		4,600		5,217
6.375% due 06/15/2051			5,800		6,701
Road Michigan Property Owner I LLC
7.500% due 03/30/2045			$28,500		28,422

					70,755

Total Corporate Bonds & Notes (Cost $132,456)					129,338

U.S. GOVERNMENT AGENCIES 18.0%
Federal Home Loan Mortgage Corp.
4.000% due 03/01/2039 - 07/01/2049			20,824		19,772
4.500% due 07/01/2052 - 09/01/2052			1,260		1,217
5.930% due 01/01/2034 •			85		87
5.957% due 07/01/2036 •			17		18
6.181% due 10/01/2036 •			7		7
6.195% due 09/01/2036 •			6		7
6.229% due 06/01/2033 •			13		14
6.486% due 01/01/2034 •			21		22
Federal Home Loan Mortgage Corp. REMICS
4.057% due 01/15/2047 •			1,901		1,865
4.107% due 06/15/2047 - 08/15/2057 •			7,455		7,222
4.568% due 11/25/2054 •			29,180		29,420
4.578% due 06/25/2056 •			42,096		42,080
4.628% due 08/25/2055 •			1,972		1,992
4.642% due 07/25/2056 •			7,700		7,702
4.650% due 07/25/2056 •			27,000		27,043
4.728% due 10/25/2055 •			3,575		3,610
4.778% due 02/25/2055 - 08/25/2055 •			8,606		8,698
4.828% due 02/25/2055 - 08/25/2055 •			5,383		5,450
4.878% due 05/25/2055 •			1,194		1,206
4.928% due 09/25/2054 - 05/25/2055 •			20,845		20,937
5.128% due 07/25/2055 - 06/25/2056 •			33,833		34,080
7.000% due 10/15/2030			4		4
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.022% due 09/25/2031 •			47		47
4.023% due 08/25/2031 •			27		27
4.944% due 02/25/2045 •			194		191
5.144% due 07/25/2044 •			37		36
Federal National Mortgage Association
4.000% due 08/01/2038 - 04/01/2050			4,310		4,094
4.500% due 09/01/2052 - 10/01/2052			1,928		1,863
4.662% due 12/01/2036 •			2		2
4.900% due 02/01/2032 •			2		2
4.966% due 06/01/2043 •			5		5
4.967% due 09/01/2044 - 10/01/2044 •			180		182
5.178% due 09/01/2034 •			1		1
5.340% due 11/01/2033 •			10		10
5.521% due 02/01/2034 •			3		3
5.537% due 04/01/2033 •			27		28
5.643% due 10/01/2033 •			2		2
Federal National Mortgage Association REMICS
3.787% due 12/25/2036 •			23		23
3.913% due 07/25/2037 •			72		71
3.985% due 03/25/2036 •			31		30
4.092% due 07/25/2037 •			11		11
4.182% due 05/25/2036 •			16		16
4.187% due 02/25/2037 •			69		68
4.658% due 06/25/2055 •			31,677		31,919
4.678% due 04/25/2056 •			32,498		32,493
4.728% due 10/25/2055 - 11/25/2055 •			11,617		11,675
4.778% due 03/25/2055 •			1,197		1,208
4.808% due 08/25/2055 •			3,672		3,696
4.828% due 10/25/2053 - 07/25/2055 •			7,032		7,119
4.878% due 08/25/2055 - 10/25/2055 •			12,293		12,385
4.928% due 08/25/2054 •			6,033		6,082
5.028% due 12/25/2054 •			2,369		2,394
6.039% due 05/25/2035 ~			2		2
Federal National Mortgage Association REMICS Trust
6.500% due 06/25/2028			1		1
Federal National Mortgage Association Trust
4.092% due 05/25/2042 •			36		36
Government National Mortgage Association
3.500% due 03/20/2052 - 03/20/2056			205,072		185,602
5.125% due 12/20/2035 •			107		108
5.375% due 07/20/2035 •			3		3

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Government National Mortgage Association REMICS
4.059% due 01/20/2072 •		189		189
4.221% due 02/20/2067 •		151		151
4.409% due 08/20/2072 •		182		183
4.461% due 08/20/2066 •		2		2
4.491% due 12/20/2068 •		464		467
4.509% due 08/20/2072 - 07/20/2073 •		19,330		19,577
4.511% due 08/20/2066 •		23		23
4.543% due 01/20/2060 •		818		822
4.709% due 10/20/2055 - 05/20/2073 •		10,265		10,342
4.761% due 08/20/2069 •		1,047		1,065
4.769% due 11/20/2072 •		4,325		4,422
4.927% due 08/20/2068 •		7,914		7,950
4.959% due 07/20/2055 •		20,342		20,580
Government National Mortgage Association, TBA
3.500% due 08/01/2056		10,000		8,979
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2056 - 09/01/2056		103,700		96,862
4.500% due 07/01/2056 - 09/01/2056		515,300		493,172
5.000% due 07/01/2056 - 08/01/2056		15,500		15,230
5.500% due 07/01/2056 - 08/01/2056		121,300		121,526
6.000% due 07/01/2056 - 09/01/2056		94,800		96,524

Total U.S. Government Agencies (Cost $1,410,231)				1,411,954

U.S. TREASURY OBLIGATIONS 78.8%
U.S. Treasury Bonds
4.875% due 08/15/2045		787		781
U.S. Treasury Inflation Protected Securities (d)
0.125% due 02/15/2051		64,329		34,064
0.125% due 02/15/2052		44,328		22,974
0.250% due 02/15/2050		107,054		60,379
0.625% due 02/15/2043		82,856		60,460
0.750% due 02/15/2042		221,851		169,433
0.750% due 02/15/2045		172,061		122,285
0.875% due 02/15/2047		195,177		137,297
1.000% due 02/15/2046		193,291		142,019
1.000% due 02/15/2048		68,301		48,638
1.000% due 02/15/2049		46,915		32,967
1.375% due 02/15/2044		208,504		170,350
1.500% due 02/15/2053 (k)		14,112		10,732
1.750% due 01/15/2028		303,624		301,614
2.125% due 02/15/2040		76,493		73,821
2.125% due 02/15/2041		56,475		53,966
2.125% due 02/15/2054		75,610		66,098
2.375% due 02/15/2055		82,295		75,790
2.500% due 01/15/2029 (i)		108,044		109,445
3.375% due 04/15/2032 (k)		14,630		15,757
3.625% due 04/15/2028		263,406		270,141
3.875% due 04/15/2029		289,798		304,418
0.125% due 01/15/2030		27,885		26,193
0.125% due 07/15/2030		157,224		146,939
0.125% due 01/15/2031		149,694		138,297
0.125% due 07/15/2031		254,620		233,829
0.125% due 01/15/2032		156,913		142,097
0.250% due 07/15/2029		173,382		165,412
0.500% due 01/15/2028 (i)		58,405		56,928
0.625% due 07/15/2032 (g)		395,207		366,125
0.750% due 07/15/2028		65,550		64,109
0.875% due 01/15/2029		83,953		81,694
1.125% due 10/15/2030 (i)(k)		213,361		207,235
1.125% due 01/15/2033		229,122		216,790
1.250% due 04/15/2028		84,133		82,795
1.375% due 07/15/2033		359,783		345,219
1.625% due 10/15/2027		53,721		54,186
1.625% due 10/15/2029		110,570		109,830
1.625% due 04/15/2030		54,489		53,842
1.750% due 01/15/2034		68,342		66,793
1.875% due 07/15/2034 (g)		334,452		329,733
1.875% due 07/15/2035		310,326		303,542
1.875% due 01/15/2036		262,705		255,197
2.125% due 04/15/2029		50,051		50,205
2.125% due 01/15/2035		374,720		373,954
2.375% due 10/15/2028 (i)(k)		29,022		29,341
U.S. Treasury Notes
4.125% due 02/15/2036 (g)		2,410		2,352
4.250% due 08/15/2035 (k)		1,195		1,180

Total U.S. Treasury Obligations (Cost $6,797,892)				6,187,246

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.4%
Adjustable Rate Mortgage Trust
4.323% due 10/25/2035 ~		13		12
6.480% due 08/25/2035 ~		16		15
Alliance Bancorp Trust
4.243% due 07/25/2037 •		2,659		2,400

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
American Home Mortgage Assets Trust
3.953% due 05/25/2046 •		170		153
3.973% due 10/25/2046 •		3,822		1,905
Banc of America Funding Trust
4.239% due 01/20/2047 ~		1,894		1,641
4.727% due 01/20/2047 ~		56		49
6.253% due 10/25/2036 þ		64		57
6.337% due 01/25/2037 þ		65		60
6.388% due 04/25/2037 þ		51		44
Banc of America Mortgage Trust
5.079% due 11/25/2035 ~		169		155
5.438% due 07/25/2035 ~		73		70
BCAP LLC Trust
4.103% due 01/25/2037 •		574		513
4.434% due 04/26/2036 ~		915		833
Bear Stearns ALT-A Trust
3.985% due 08/25/2036 ~		292		192
4.231% due 11/25/2036 ~		455		240
4.487% due 08/25/2036 ~		177		108
4.642% due 09/25/2035 ~		30		15
5.044% due 05/25/2035 ~		9		9
Bear Stearns ALT-A Trust II
4.119% due 09/25/2047 ~		2,559		1,190
Bear Stearns ARM Trust
4.015% due 05/25/2047 ~		298		269
4.073% due 07/25/2036 ~		355		308
4.329% due 02/25/2036 ~		60		56
4.641% due 11/25/2030 ~		17		17
5.498% due 02/25/2034 ~		148		140
5.604% due 11/25/2034 ~		16		15
5.698% due 01/25/2034 ~		58		56
5.778% due 10/25/2035 ~		116		116
6.156% due 01/25/2034 ~		180		175
Chase Mortgage Finance Trust
4.197% due 12/25/2035 ~		8		7
5.262% due 02/25/2037 ~		21		20
6.310% due 02/25/2037 ~		4		4
ChaseFlex Trust
4.263% due 06/25/2035 •		167		71
Chevy Chase Funding LLC Mortgage-Backed Certificates
3.943% due 07/25/2036 •		100		92
CHL Mortgage Pass-Through Trust
4.050% due 03/25/2037 ~		65		56
4.173% due 02/25/2047 ~		76		72
4.309% due 11/25/2037 ~		779		740
4.343% due 04/25/2035 •		136		132
4.403% due 03/25/2035 •		4		4
4.583% due 10/20/2035 ~		6,826		6,610
4.669% due 11/25/2034 ~		3		3
5.500% due 11/25/2035		66		32
5.500% due 04/25/2038		58		59
6.000% due 04/25/2036		1,100		515
6.000% due 03/25/2037		3,339		1,351
6.491% due 01/20/2035 ~		5		5
CIM Trust
4.742% due 02/25/2049 •		54		52
Citigroup Global Markets Mortgage Securities VII, Inc.
6.500% due 09/25/2033		92		37
Citigroup Mortgage Loan Trust, Inc.
4.445% due 09/25/2037 ~		94		91
4.854% due 07/25/2046 ~		269		262
5.510% due 09/25/2035 •		6		6
6.028% due 03/25/2034 ~		28		26
6.190% due 05/25/2035 •		10		11
Countrywide Alternative Loan Trust
3.934% due 02/20/2047 •		34		28
3.949% due 12/20/2046 •		1,915		1,734
4.174% due 03/20/2046 •		77		74
4.174% due 07/20/2046 •		1,556		1,362
4.398% due 11/20/2035 •		141		138
4.437% due 02/25/2037 ~		816		734
4.463% due 10/25/2035 •		56		36
4.744% due 12/25/2035 •		276		243
5.000% due 07/25/2035		67		35
5.500% due 11/25/2035		12		10
5.750% due 05/25/2036		948		314
6.000% due 01/25/2037		2,764		1,332
6.000% due 02/25/2037		58		21
6.000% due 04/25/2037		940		792
6.500% due 08/25/2032		11		11
CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		149		19
CSMC Mortgage-Backed Trust
6.079% due 04/25/2037 þ		331		87
CSMC Trust
2.841% due 10/25/2066 ~		5,780		5,243

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
First Horizon Alternative Mortgage Securities Trust
4.782% due 09/25/2034 ~			16		16
5.315% due 06/25/2034 ~			100		100
6.000% due 02/25/2037			640		215
6.250% due 08/25/2037			139		42
First Horizon Mortgage Pass-Through Trust
5.737% due 08/25/2035 ~			168		109
GreenPoint MTA Trust
4.203% due 06/25/2045 •			150		129
Grifonas Finance No. 1 PLC
2.419% due 08/28/2039 •	EUR		43		48
GSR Mortgage Loan Trust
4.096% due 11/25/2035 ~			$9		8
4.262% due 04/25/2035 ~			18		16
4.440% due 11/25/2035 ~			169		144
4.596% due 11/25/2035 ~			49		47
4.807% due 07/25/2035 ~			54		52
HarborView Mortgage Loan Trust
4.134% due 09/19/2037 •			99		88
4.194% due 05/19/2035 •			3		2
4.234% due 03/19/2036 •			298		281
4.254% due 01/19/2036 •			875		556
4.374% due 11/19/2035 •			191		123
4.374% due 08/19/2045 •			55		53
4.434% due 06/20/2035 •			100		94
4.746% due 01/19/2035 ~			74		69
6.057% due 04/19/2034 ~			21		21
HomeBanc Mortgage Trust
4.303% due 04/25/2037 ~			308		279
IndyMac INDA Mortgage Loan Trust
3.150% due 11/25/2035 ~			112		84
3.463% due 08/25/2036 ~			225		173
4.755% due 11/25/2035 ~			1		2
IndyMac INDB Mortgage Loan Trust
4.363% due 11/25/2035 •			105		60
IndyMac INDX Mortgage Loan Trust
3.177% due 01/25/2036 ~			18		16
3.372% due 06/25/2036 ~			121		100
3.603% due 10/25/2035 ~			75		59
3.609% due 08/25/2035 ~			149		108
4.003% due 07/25/2036 •			411		416
4.063% due 06/25/2037 •			252		77
4.163% due 06/25/2046 •			709		655
4.243% due 07/25/2035 •			163		154
4.323% due 07/25/2035 •			184		131
4.355% due 12/25/2034 ~			27		25
4.731% due 10/25/2034 ~			161		154
JP Morgan Alternative Loan Trust
4.223% due 03/25/2036 •			567		542
4.223% due 12/25/2036 •			7,702		7,381
6.000% due 12/27/2036			100		45
JP Morgan Mortgage Trust
4.701% due 11/25/2035 ~			72		55
4.834% due 07/25/2035 ~			43		41
5.114% due 02/25/2035 ~			1		1
5.219% due 06/25/2036 ~			11		8
5.334% due 10/25/2035 ~			38		26
5.349% due 08/25/2035 ~			1		1
5.923% due 08/25/2035 ~			61		61
6.032% due 07/25/2035 ~			4		4
6.186% due 07/25/2035 ~			3		3
Lehman XS Trust
4.123% due 12/25/2036 •			512		533
4.263% due 08/25/2037 •			1,264		1,252
Luminent Mortgage Trust
4.123% due 12/25/2036 •			110		108
MASTR Adjustable Rate Mortgages Trust
3.973% due 04/25/2046 •			597		565
4.666% due 12/25/2033 ~			104		97
5.370% due 11/21/2034 ~			61		60
MASTR Alternative Loan Trust
4.163% due 03/25/2036 •			908		74
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.440% due 11/15/2031 •			10		10
4.480% due 09/15/2030 •			3		2
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.180% due 12/15/2030 •			14		14
4.220% due 06/15/2030 •			9		8
4.394% due 10/20/2029 •			7		7
4.600% due 08/15/2032 •			27		27
Merrill Lynch Mortgage Investors Trust
4.263% due 11/25/2035 •			73		71
4.680% due 03/25/2030 •			7		6
4.802% due 09/25/2035 ~			49		38
4.837% due 12/25/2034 ~			71		68
4.880% due 11/25/2029 •			1		1

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
4.930% due 06/25/2037 ~			89		84
5.109% due 02/25/2035 ~			82		75
5.653% due 02/25/2034 ~			226		216
5.834% due 02/25/2033 ~			96		90
5.875% due 05/25/2036 ~			2		2
Morgan Stanley Mortgage Loan Trust
6.201% due 02/25/2047 þ			159		51
Morgan Stanley Residential Mortgage Loan Trust
5.332% due 06/26/2056 •			26,852		26,919
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~			9,126		8,824
4.500% due 05/25/2058 ~			1,540		1,490
New York Mortgage Trust
4.581% due 05/25/2036 ~			33		27
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.000% due 02/25/2036 ~			4		0
6.320% due 03/25/2047 þ			130		121
6.638% due 03/25/2047 þ			120		112
Project Cashmere
4.543% due 12/30/2057 «(a)	AUD		109,900		75,840
5.713% due 12/30/2057 «(a)			3,700		2,556
5.863% due 12/30/2057 «(a)			2,600		1,796
6.163% due 12/30/2057 «(a)			1,300		898
6.563% due 12/30/2057 «(a)			1,000		691
RALI Trust
4.063% due 08/25/2035 •			$32		22
4.123% due 06/25/2046 •			2,476		493
4.323% due 12/25/2045 •			625		364
4.655% due 10/25/2037 ~			2,481		1,961
5.104% due 09/25/2045 •			57		49
Residential Asset Securitization Trust
4.163% due 05/25/2035 •			3,743		2,179
4.163% due 01/25/2046 •			55		14
5.500% due 06/25/2033			28		28
6.500% due 06/25/2037			1,791		328
Sequoia Mortgage Trust
4.154% due 07/20/2036 •			256		219
4.454% due 10/19/2026 •			4		4
4.554% due 10/20/2027 •			3		3
4.654% due 12/20/2032 •			10		8
Structured Adjustable Rate Mortgage Loan Trust
4.083% due 10/25/2035 •			197		191
4.236% due 09/25/2036 ~			256		169
4.341% due 11/25/2035 ~			22		20
4.343% due 08/25/2035 ~			31		27
4.654% due 09/25/2035 ~			84		76
5.144% due 01/25/2035 •			8		8
5.645% due 10/25/2037 •			110		104
5.923% due 02/25/2034 ~			43		42
Structured Asset Mortgage Investments II Trust
4.023% due 03/25/2037 •			56		20
4.183% due 04/25/2036 •			123		114
4.183% due 05/25/2036 •			1,235		789
4.223% due 02/25/2036 •			108		91
4.254% due 07/19/2035 •			133		128
4.383% due 12/25/2035 •			72		62
4.414% due 10/19/2034 •			18		18
4.454% due 03/19/2034 •			36		34
Structured Asset Mortgage Investments Trust
4.414% due 09/19/2032 •			9		9
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.032% due 06/25/2033 ~			9		8
6.119% due 01/25/2034 ~			1		1
TBW Mortgage-Backed Trust
6.470% due 09/25/2036 þ			1,230		28
WaMu Mortgage Pass-Through Certificates Trust
3.078% due 05/25/2037 ~			638		541
3.475% due 01/25/2037 ~			495		436
3.480% due 04/25/2037 ~			371		337
3.748% due 12/25/2046 •			815		724
3.978% due 02/27/2034 •			119		117
3.994% due 02/25/2037 ~			147		128
4.119% due 02/25/2037 ~			656		589
4.223% due 04/25/2045 •			2		2
4.235% due 12/25/2036 ~			351		327
4.246% due 08/25/2036 ~			48		44
4.343% due 07/25/2045 •			142		137
4.343% due 10/25/2045 •			62		61
4.381% due 12/25/2035 ~			9		9
4.403% due 07/25/2045 •			6		5
4.423% due 01/25/2045 •			26		26
4.443% due 01/25/2045 •			264		258
4.444% due 03/25/2047 •			1,688		1,524
4.465% due 09/25/2035 ~			78		74
4.514% due 05/25/2047 •			274		237
4.563% due 10/25/2044 •			87		85

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.604% due 03/25/2035 ~		21		20
4.643% due 12/25/2035 ~		616		584
4.679% due 12/25/2035 ~		78		73
4.724% due 06/25/2046 •		31		28
4.744% due 02/25/2046 •		242		225
4.863% due 07/25/2044 •		326		317
4.944% due 11/25/2042 •		9		9
5.044% due 06/25/2033 ~		74		74
5.144% due 06/25/2042 •		18		18
5.365% due 03/25/2033 ~		2		2
5.595% due 03/25/2034 ~		16		16
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.714% due 05/25/2046 •		613		554
6.000% due 06/25/2037		3,613		2,859
6.500% due 08/25/2035		139		122
Wells Fargo Mortgage-Backed Securities Trust
5.698% due 04/25/2036 ~		204		204
5.939% due 12/28/2037 ~		803		729
6.787% due 10/25/2036 ~		6		5

Total Non-Agency Mortgage-Backed Securities (Cost $195,688)				188,002

ASSET-BACKED SECURITIES 6.0%
CMBS OTHER 0.1%
Arbor Realty Commercial Real Estate Notes Ltd.
5.043% due 01/15/2037 •		1,489		1,492
MF1 LLC
5.789% due 06/19/2037 •		7,495		7,497
MF1 Ltd.
4.832% due 10/16/2036 •		351		351

				9,340

HOME EQUITY OTHER 1.3%
ABFC Trust
4.463% due 06/25/2034 •		1,385		1,351
4.738% due 06/25/2033 •		85		85
ACE Securities Corp. Home Equity Loan Trust
4.543% due 04/25/2034 •		234		220
4.813% due 12/25/2033 •		372		386
Aegis Asset-Backed Securities Trust
4.408% due 12/25/2035 •		1,396		1,330
Argent Mortgage Loan Trust
4.243% due 05/25/2035 •		926		860
Argent Securities Trust
4.063% due 07/25/2036 •		2,156		1,965
4.083% due 05/25/2036 •		1,061		249
Bear Stearns Asset-Backed Securities Trust
4.738% due 06/25/2034 •		27		34
Carrington Mortgage Loan Trust
4.243% due 06/25/2036 •		2,175		2,128
4.363% due 01/25/2036 •		881		866
CIT Mortgage Loan Trust
5.263% due 10/25/2037 •		6,816		6,886
Citigroup Mortgage Loan Trust, Inc.
4.223% due 12/25/2036 •		2,574		1,800
Citigroup Mortgage Loan Trust, Inc. Asset-Backed Pass-Through Certificates
4.708% due 10/25/2034 •		44		43
Countrywide Asset-Backed Certificates
4.263% due 03/25/2037 •		2,572		2,559
4.963% due 10/25/2035 •		36		35
Countrywide Asset-Backed Certificates Trust
3.903% due 08/25/2037 •		134		119
3.953% due 11/25/2037 •		5,009		4,767
4.013% due 02/25/2036 •		336		321
4.503% due 08/25/2047 •		441		432
4.543% due 11/25/2034 •		255		250
5.488% due 11/25/2034 •		2,533		2,317
5.805% due 04/25/2036 ~		185		173
Credit-Based Asset Servicing & Securitization LLC
3.501% due 06/25/2035 •		278		270
Fremont Home Loan Trust
4.033% due 10/25/2036 •		1,509		1,367
GSAA Trust
6.720% due 03/25/2046 þ		997		510
GSAMP Trust
4.043% due 12/25/2036 •		1,526		812
4.503% due 03/25/2047 •		2,693		1,987
4.738% due 03/25/2035 •		1,951		1,894
Home Equity Asset Trust
4.378% due 04/25/2036 •		207		206
4.438% due 02/25/2036 •		4,392		4,309
4.618% due 08/25/2034 •		279		278

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
HSI Asset Securitization Corp. Trust
4.303% due 02/25/2036 •		296		294
JP Morgan Mortgage Acquisition Trust
4.183% due 10/25/2036 •		23		23
Merrill Lynch Mortgage Investors Trust
3.923% due 09/25/2037 •		67		13
4.003% due 02/25/2037 •		97		27
4.063% due 11/25/2037 •		8,649		2,577
Morgan Stanley ABS Capital I, Inc. Trust
3.983% due 10/25/2036 •		1,398		605
3.993% due 10/25/2036 •		102		53
4.103% due 03/25/2037 •		387		156
4.423% due 01/25/2035 •		85		84
4.543% due 01/25/2035 •		120		123
4.678% due 07/25/2034 •		162		165
4.813% due 06/25/2035 •		6,428		5,966
Morgan Stanley Dean Witter Capital I, Inc. Trust
5.113% due 02/25/2033 •		115		127
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ~		91		43
6.000% due 02/25/2037 ~		70		40
New Century Home Equity Loan Trust
4.528% due 02/25/2035 •		677		668
5.113% due 03/25/2033 •		311		299
NovaStar Mortgage Funding Trust
4.103% due 11/25/2036 •		1,159		349
Option One Mortgage Loan Trust
4.003% due 04/25/2037 •		5,934		2,897
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.498% due 09/25/2035 •		498		493
4.693% due 05/25/2035 •		7,579		7,248
4.813% due 10/25/2034 •		765		760
5.488% due 02/25/2035 •		1,636		1,535
Renaissance Home Equity Loan Trust
4.863% due 09/25/2037 •		29,069		11,294
Residential Asset Securities Corporation Trust
4.243% due 08/25/2036 •		2,996		2,667
Saxon Asset Securities Trust
1.661% due 05/25/2035 •		182		178
4.073% due 09/25/2037 •		40		39
4.198% due 09/25/2036 •		551		533
4.483% due 11/25/2037 •		1,915		1,697
Securitized Asset-Backed Receivables LLC Trust
4.083% due 07/25/2036 •		2,832		899
Soundview Home Loan Trust
3.943% due 07/25/2037 •		2,204		1,996
Structured Asset Investment Loan Trust
4.468% due 03/25/2034 •		81		87
4.483% due 04/25/2033 •		19		22
Structured Asset Securities Corp.
4.468% due 02/25/2035 •		156		156
Structured Asset Securities Corp. Mortgage Loan Trust
4.063% due 04/25/2036 •		16,392		13,962
4.333% due 10/25/2036 •		785		781
Wells Fargo Home Equity Asset-Backed Securities Trust
6.163% due 12/25/2034 •		104		105

				99,770

MANUFACTURING HOUSE ABS OTHER 0.0%
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~		3,571		3,420

WHOLE LOAN COLLATERAL 0.5%
Citigroup Mortgage Loan Trust, Inc.
4.258% due 10/25/2036 •		14,998		14,863
4.438% due 03/25/2037 •		875		871
First Franklin Mortgage Loan Trust
3.868% due 10/25/2036 •		1,036		955
4.468% due 11/25/2036 •		8,023		7,831
IndyMac INDB Mortgage Loan Trust
3.903% due 07/25/2036 •		3,541		1,077
Lehman XS Trust
4.083% due 05/25/2036 •		1,943		1,761
4.421% due 06/25/2036 þ		2,079		2,030
6.063% due 12/25/2037 •		6,476		6,712
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.563% due 04/25/2035 •		1,000		996

				37,096

OTHER ABS 4.1% 37 Capital CLO 1 Ltd.
4.953% due 10/15/2034 •		1,700		1,702

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
37 Capital CLO 4 Ltd.
4.763% due 04/15/2035 •			2,300		2,302
522 Funding CLO Ltd.
4.866% due 10/23/2034 •			1,750		1,752
AlbaCore Euro CLO IV DAC
3.194% due 07/15/2035 •	EUR		980		1,122
Anchorage Capital CLO 20 Ltd.
4.775% due 01/20/2035 •			$500		501
Arbour CLO VI DAC
3.433% due 11/15/2037 •	EUR		800		915
Arbour CLO VII DAC
3.581% due 12/15/2038 •			4,200		4,806
Arbour CLO XIII DAC
3.453% due 08/15/2038 •			4,200		4,800
ARES European CLO X DAC
2.984% due 10/15/2031 •			481		550
ARES European CLO XIX DAC
3.586% due 07/15/2037 «•			2,300		2,628
ARES LXV CLO Ltd.
4.787% due 07/25/2034 •			$2,600		2,601
ARES XLIV CLO Ltd.
4.803% due 04/15/2034 •			4,700		4,705
ARES XXVII CLO Ltd.
4.820% due 10/28/2034 •			4,800		4,806
Atlantic Avenue Ltd.
4.935% due 01/20/2035 •			4,750		4,755
Atlas Senior Loan Fund XV Ltd.
4.886% due 10/23/2032 •			962		963
Bain Capital Credit CLO Ltd.
4.816% due 10/23/2034 •			500		501
4.840% due 07/17/2035 •			1,600		1,602
Barings Euro CLO DAC
3.426% due 08/15/2039 •	EUR		2,300		2,630
Barings Infrastructure CLO Ltd.
0.000% due 07/20/2039 •(a)			$1,600		1,601
BlackRock European CLO III DAC
3.118% due 07/19/2035 •	EUR		872		998
BlueMountain CLO Ltd.
4.857% due 10/25/2030 •			$538		539
BlueMountain CLO XXII Ltd.
5.015% due 07/15/2031 •			540		541
BlueMountain Fuji EUR CLO V DAC
3.114% due 01/15/2033 •	EUR		431		493
Bosphorus CLO V DAC
3.407% due 12/12/2032 •			199		228
Bosphorus CLO VI DAC
3.045% due 05/25/2034 •			13,205		15,099
Canyon CLO Ltd.
4.753% due 07/15/2034 •			$1,000		1,000
Carlyle U.S. CLO Ltd.
4.785% due 10/20/2034 •			1,500		1,501
CarVal CLO I Ltd.
4.910% due 07/16/2031 •			1,173		1,174
Cedar Funding VI CLO Ltd.
4.765% due 04/20/2034 •			3,400		3,403
Cumulus Static CLO DAC
3.483% due 11/15/2033 •	EUR		2,055		2,350
CVC Cordatus Loan Fund XXI DAC
3.377% due 09/22/2034 •			2,307		2,639
CVC Cordatus Opportunity Loan Fund-R DAC
3.123% due 08/15/2033 •			7,007		8,004
Dryden 27 R Euro CLO DAC
2.864% due 04/15/2033 •			4,569		5,221
Dryden 35 Euro CLO DAC
3.220% due 01/17/2033 •			220		252
Dryden 44 Euro CLO DAC
3.084% due 04/15/2034 •			771		882
Dryden 52 Euro CLO DAC
3.143% due 05/15/2034 •			2,667		3,047
Dryden 64 CLO Ltd.
4.907% due 04/18/2031 •			$355		355
Dryden 95 CLO Ltd.
4.682% due 08/20/2034 •			3,100		3,101
Elevation CLO Ltd.
4.797% due 07/25/2034 •			2,300		2,303
Euro-Galaxy III CLO DAC
2.781% due 04/24/2034 •	EUR		902		1,030
Fortress Credit BSL X Ltd.
4.775% due 04/20/2033 •			$1,096		1,097
Gallatin CLO VIII Ltd.
5.025% due 07/15/2031 •			1,768		1,769
GoldenTree Loan Management U.S. CLO 8 Ltd.
4.825% due 10/20/2034 •			1,000		1,001
GreenSky Home Improvement Issuer Trust
4.930% due 06/25/2060			159		160

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Greywolf CLO III Ltd.
4.894% due 04/22/2033 •			1,709		1,710
Hayfin Emerald CLO V DAC
3.449% due 11/17/2037 •	EUR		4,000		4,578
Hayfin Emerald CLO XIV DAC
3.404% due 01/22/2039 •			5,700		6,524
Henley CLO VI DAC
3.165% due 06/10/2034 •			3,100		3,548
ICG U.S. CLO Ltd.
4.670% due 01/16/2033 •			$548		548
Indigo Credit Management I DAC
3.464% due 10/15/2037 •	EUR		3,000		3,432
Invesco Euro CLO III DAC
3.260% due 10/30/2038 •			4,700		5,377
Jamestown CLO XVIII Ltd.
4.937% due 07/25/2035 •			$3,800		3,804
KKR CLO 16 Ltd.
4.815% due 10/20/2034 •			7,600		7,609
KKR CLO 27 Ltd.
4.783% due 01/15/2035 •			1,500		1,501
KKR CLO 36 Ltd.
4.823% due 10/15/2034 •			4,700		4,705
LCM 35 Ltd.
4.753% due 10/15/2034 •			2,300		2,301
Madison Park Euro Funding IX DAC
3.084% due 07/15/2035 •	EUR		1,330		1,520
Madison Park Euro Funding VIII DAC
3.024% due 04/15/2032 •			11,803		13,497
Madison Park Funding XLVI Ltd.
4.673% due 10/15/2034 •			$4,600		4,600
Madison Park Funding XXXIX Ltd.
4.660% due 10/22/2034 •			2,400		2,401
Marble Point CLO XXII Ltd.
4.887% due 07/25/2034 •			2,200		2,202
Navesink CLO 2 Ltd.
4.863% due 01/15/2036 •			2,600		2,602
Nelnet Student Loan Trust
4.610% due 02/21/2061			9,749		9,581
Neuberger Berman Loan Advisers CLO 43Ltd.
4.730% due 07/17/2036 •			2,700		2,702
Neuberger Berman Loan Advisers CLO 45Ltd.
4.729% due 10/14/2036 •			3,200		3,202
Northwoods Capital 25 Ltd.
4.795% due 07/20/2034 •			3,000		3,002
Northwoods Capital XII-B Ltd.
4.854% due 06/15/2031 •			257		257
OCP Euro CLO DAC
3.478% due 07/20/2036 •	EUR		4,900		5,603
Octagon Investment Partners 40 Ltd.
4.715% due 01/20/2035 •			$2,800		2,802
OZLM XXIV Ltd.
5.097% due 07/20/2032 •			386		386
Palmer Square European Loan Funding DAC
3.134% due 07/15/2035 •	EUR		3,610		4,127
3.253% due 08/15/2033 •			1,891		2,163
3.273% due 05/15/2034 •			3,308		3,784
3.283% due 05/15/2034 •			1,514		1,732
Penta CLO 9 DAC
3.015% due 07/25/2036 •			3,000		3,431
Pikes Peak CLO 2
4.895% due 10/11/2034 •			$4,200		4,205
PPM CLO 3 Ltd.
4.800% due 07/17/2034 •			2,300		2,302
Riserva CLO Ltd.
4.725% due 01/18/2034 •			2,471		2,472
Rockford Tower CLO Ltd.
4.875% due 07/20/2035 •			3,200		3,204
Rockford Tower Europe CLO DAC
3.489% due 08/29/2036 •	EUR		1,100		1,258
RRE 3 Loan Management DAC
3.494% due 12/15/2039 •			3,000		3,430
SMB Private Education Loan Trust
5.030% due 03/15/2056			$25,526		25,365
Sound Point CLO IX Ltd.
5.147% due 07/20/2032 •			2,994		2,996
Sounds Point CLO IV-R Ltd.
5.087% due 04/18/2031 •			426		426
St. Paul’s CLO II DAC
3.145% due 10/25/2035 •	EUR		900		1,029
St. Paul’s CLO IV DAC
2.995% due 04/25/2030 •			2,623		2,999
St. Paul’s CLO X DAC
2.994% due 04/22/2035 •			3,190		3,650
St. Pauls CLO
3.090% due 01/17/2032 •			2,599		2,972

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •			$3,800		3,802
THL Credit Wind River CLO Ltd.
4.873% due 04/15/2035 •			6,700		6,707
Tikehau U.S. CLO I Ltd.
4.767% due 01/18/2035 •			4,200		4,202
Tralee CLO V Ltd.
4.755% due 10/20/2034 •			2,000		2,002
Trinitas CLO VI Ltd.
4.777% due 01/25/2034 •			1,936		1,938
Trinitas CLO XI Ltd.
4.675% due 07/15/2034 •			10,000		10,005
Trinitas CLO XVII Ltd.
4.825% due 10/20/2034 •			3,200		3,204
UPX HIL Issuer Trust
5.160% due 01/25/2047			2,129		2,113
Venture 33 CLO Ltd.
4.995% due 07/15/2031 •			48		48
Venture 44 CLO Ltd.
4.815% due 10/20/2034 •			2,500		2,503
Vibrant CLO XII Ltd.
4.825% due 04/20/2034 •			2,000		2,002
Voya Euro CLO IV DAC
3.174% due 10/15/2034 •	EUR		2,500		2,858
Wellfleet CLO Ltd.
4.823% due 07/15/2034 •			$2,700		2,703
Whetstone Park CLO Ltd.
4.745% due 01/20/2035 •			2,400		2,402
Wind River CLO Ltd.
4.785% due 07/20/2034 •			4,200		4,204

					325,661

Total Asset-Backed Securities (Cost $483,779)					475,287

SOVEREIGN ISSUES 8.7%
Abu Dhabi Government International Bonds
4.625% due 04/20/2033			11,200		11,164
4.875% due 04/30/2029			3,800		3,828
5.000% due 04/30/2034			4,000		4,068
Brazil Government International Bonds
4.000% due 04/23/2030	EUR		4,400		5,046
Canada Government Real Return Bonds
4.250% due 12/01/2026 (d)	CAD		40,166		28,777
Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR		1,300		1,585
French Republic Government Bonds OAT
0.100% due 07/25/2031 (d)			17,094		18,638
0.100% due 07/25/2036 (d)			38,466		37,845
0.100% due 07/25/2038 (d)			123		116
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2033 (d)			83,114		87,129
0.400% due 05/15/2030 (d)			21,168		23,584
1.800% due 05/15/2036 (d)			66,368		76,136
Japan Government CPI-Linked Bonds
0.005% due 03/10/2035 (d)	JPY		5,187,765		30,151
0.100% due 03/10/2028 (d)			10,166,570		62,777
0.100% due 03/10/2029 (d)			13,948,708		85,745
Japan Government Thirty Year Bonds
3.400% due 12/20/2055			6,370,000		35,756
Kuwait International Government Bonds
4.804% due 04/20/2033			$11,200		11,181
Mexico Government International Bonds
5.850% due 07/02/2032			1,800		1,820
6.625% due 01/29/2038			1,700		1,744
U.K. Gilts
4.000% due 10/22/2031	GBP		120,100		156,766

Total Sovereign Issues (Cost $740,724)					683,856

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp.
5.875% due 03/15/2028 (e)			6,580,000		6,645

Total Preferred Securities (Cost $6,580)					6,645

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.690% (f)		1,022,511		1,022

U.S. TREASURY BILLS 0.0%
3.686% due 08/06/2026 - 08/25/2026 (b)(c)(k)		$1,190		1,185

Total Short-Term Instruments (Cost $2,207)				2,207

Total Investments in Securities (Cost $9,769,557)				9,084,535

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		1,323,696		12,894

Total Short-Term Instruments (Cost $12,894)				12,894

Total Investments in Affiliates (Cost $12,894)				12,894

Total Investments 115.8% (Cost $9,782,451)				$9,097,429
Financial Derivative Instruments (h)(j) 0.2% (Cost or Premiums, net $7,396)				16,809
Other Assets and Liabilities, net (16.0)%				(1,259,797)

Net Assets 100.0%				$7,854,441

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BPS	0.870%	06/05/2026	08/05/2026	JPY	(9,722,552)	$(59,834)
DEU	3.680	06/30/2026	07/07/2026	$	(2,401)	(2,401)
	3.740	06/29/2026	07/06/2026		(2,647)	(2,647)
JPS	3.710	06/17/2026	07/01/2026		(28,042)	(28,083)
	3.710	06/17/2026	07/07/2026		(4,372)	(4,378)
	3.720	06/17/2026	07/06/2026		(38,811)	(38,868)
	3.740	06/24/2026	07/15/2026		(3,352)	(3,355)
STR	3.730	07/01/2026	07/02/2026		(203,746)	(203,746)
	3.740	06/30/2026	07/01/2026		(188,009)	(188,028)

Total Reverse Repurchase Agreements						$(531,340)

(g)	Securities with an aggregate market value of $330,337 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(190,434) at a weighted average interest rate of 2.779%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
California Carbon Allowance Vintage Futures	12/2026	1,220	$40,211	$451	$0	$(183)
Carbon Emissions Futures	12/2026	25	2,290	74	39	(43)
CBOT Soybean Futures	11/2026	84	4,804	(156)	20	0
CBOT Soybean Meal Futures	12/2026	332	10,063	(608)	10	0
CBOT Soybean Oil Futures	01/2027	3	117	(7)	0	(2)
CME Live Cattle Futures	10/2026	80	7,573	44	0	(18)
COMEX Copper Futures	09/2026	11	1,720	(32)	18	(1)
COMEX Gold 100 Troy Ounces Futures	12/2026	1	410	(33)	0	0
COMEX Silver Futures	09/2026	11	3,296	(641)	63	0
Eurex 2 Year Euro SCHATZ Futures	09/2026	353	42,738	51	0	(18)
Eurex 30 Year Euro BUXL Futures	09/2026	107	13,598	277	0	(32)
Euro-BTP Italian Bond Futures	09/2026	1,311	178,780	2,175	0	(90)
Euronext Milling Wheat Futures	09/2026	55	635	(32)	0	(2)
ICE Brent Crude Oil Futures	01/2027	31	2,228	(193)	0	(12)
ICE Gas Oil Futures	12/2026	20	1,610	(82)	16	0
KCBT Hard Red Winter Wheat Futures	12/2026	35	1,120	(98)	19	0
LME Lead Futures	07/2026	145	6,677	(534)	0	0

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2026 (Unaudited)

LME Nickel Futures	07/2026	26	2,514	(473)	0	0
LME Nickel Futures	09/2026	5	488	(53)	294	0
LME Primary Aluminum Futures	07/2026	54	4,153	(360)	0	0
LME Primary Aluminum Futures	09/2026	48	3,704	(557)	0	(417)
LME Zinc Futures	07/2026	78	6,974	698	0	0
LME Zinc Futures	09/2026	70	6,245	130	135	(5)
NYBOT CSC C Coffee Futures	12/2026	11	1,164	60	77	0
NYBOT CSC Cocoa Futures	09/2026	29	1,473	251	32	0
NYMEX Light Sweet Crude Oil Futures	11/2026	19	1,299	(226)	0	(15)
NYMEX NY Harbor ULSD Futures	11/2026	10	1,244	(120)	16	0
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Futures	11/2026	40	3,779	(388)	0	(21)
SFE 10 Year Australian Bond Futures	09/2026	1,333	101,351	1,453	192	(231)
Three-Month SOFR Futures	03/2027	3,151	755,925	(160)	0	(236)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	1,881	211,554	2,489	0	(695)
Ultra U.S. Treasury Bond Futures	09/2026	1,469	170,634	2,666	0	(1,102)
White Sugar Futures	09/2026	21	491	23	1	(1)

				$6,089	$932	$(3,124)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	474	$(52,088)	$(425)	$141	$0
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	7,630	(1,572,793)	1,269	894	0
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	268	(28,689)	(99)	50	0
CBOT Corn Futures	09/2026	620	(12,919)	1,694	0	(202)
CBOT Corn Futures	12/2026	56	(1,221)	26	0	(17)
CBOT Soybean Futures	01/2027	64	(3,708)	(5)	0	(17)
CBOT Soybean Meal Futures	01/2027	11	(335)	(1)	0	(1)
CBOT Soybean Oil Futures	12/2026	27	(1,059)	66	20	0
CBOT U.S. Long Bond Futures	09/2026	2,894	(328,469)	(8,553)	1,899	0
CBOT Wheat Futures	09/2026	162	(4,773)	528	0	(78)
CBOT Wheat Futures	12/2026	91	(2,750)	162	0	(35)
CME Lean Hogs Futures	10/2026	134	(4,395)	(1)	0	(20)
Cocoa Futures	09/2026	5	(253)	(49)	8	(6)
Eurex 10 Year Euro BUND Futures	09/2026	72	(10,476)	(73)	11	0
Eurex 5 Year Euro BOBL Futures	09/2026	977	(128,801)	(572)	89	0
French Government Bond Futures	09/2026	2,578	(353,416)	(1,314)	619	0
ICE Natural Gas Futures	08/2026	15	(631)	(16)	0	(25)
KCBT Hard Red Winter Wheat Futures	09/2026	76	(2,376)	252	0	(40)
LME Lead Futures	07/2026	145	(6,677)	331	0	0
LME Lead Futures	09/2026	130	(6,068)	388	388	0
LME Nickel Futures	07/2026	26	(2,514)	176	0	0
LME Nickel Futures	09/2026	59	(5,755)	394	0	0
LME Primary Aluminum Futures	07/2026	54	(4,153)	695	0	0
LME Primary Aluminum Futures	09/2026	9	(694)	0	0	0
LME Zinc Futures	07/2026	78	(6,974)	(192)	0	0
NYBOT CSC C Coffee Futures	09/2026	17	(1,890)	(210)	0	(119)
NYBOT CSC Cocoa Futures	12/2026	26	(1,349)	(382)	0	(29)
NYBOT CSC Number 11 World Sugar Futures	02/2027	306	(5,401)	114	0	(14)
NYBOT CTN Number 2 Cotton Futures	12/2026	89	(3,418)	53	0	(15)
NYMEX Henry Hub Natural Gas Futures	08/2026	219	(6,995)	(175)	0	(144)
NYMEX Henry Hub Natural Gas Futures	12/2026	4	(176)	1	0	(1)
NYMEX Palladium Futures	09/2026	10	(1,211)	117	11	0
NYMEX Platinum Futures	10/2026	9	(705)	77	11	0
Robusta Coffee Futures 10-Tonne	09/2026	7	(256)	(9)	0	(7)
SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Index Futures	09/2026	165	(1,632)	19	0	(5)
TSE Japanese 10 Year Bond Futures	09/2026	175	(137,518)	(341)	495	0
TTF Natural Gas Base Load Monthly Futures	08/2026	25	(898)	27	1	(42)
				$(6,028)	$4,637	$(817)

Total Futures Contracts				$61	$5,569	$(3,941)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

										Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	157,000	$(3,308)	$1,348	$(1,960)	$0	$(104)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		76,340	(1,770)	(719)	(2,489)	0	(104)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	1,141,690	152	(10)	142	0	(1)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		10,280,000	1,284	2	1,286	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		2,225,400	429	5	434	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		8,842,000	3,620	584	4,204	58	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		$328,400	(4,335)	(10,890)	(15,225)	0	(372)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		36,820	(464)	(1,209)	(1,673)	0	(42)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		245,110	821	4,646	5,467	518	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.997	Annual	11/30/2030		153,800	0	473	473	0	(355)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		95,810	(2)	(302)	(304)	221	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	4.020	Annual	11/30/2030		173,700	0	684	684	0	(401)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		293,832	48	2,504	2,552	931	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		34,100	1,516	143	1,659	142	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		276,500	(1,054)	1,343	289	1,380	0
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		42,700	2,682	12,703	15,385	358	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		1,200	0	42	42	13	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		38,600	502	745	1,247	412	0
Receive	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		100	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		32,341	240	456	696	347	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		32,700	2,030	10,004	12,034	273	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		144,900	2,987	29,343	32,330	1,354	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		46,700	1,244	4,292	5,536	470	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032	EUR	10,500	0	287	287	0	(7)
Pay	6-Month EUR-EURIBOR	2.915	Annual	08/15/2032		112,100	0	3,367	3,367	0	(78)
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		325,650	(2,541)	(3,330)	(5,871)	0	(429)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		31,090	1,925	17,006	18,931	37	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		34,090	21	20,700	20,721	41	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		54,400	3,377	29,681	33,058	66	0
Receive	6-Month EUR-EURIBOR	3.050	Annual	01/13/2056		38,770	1,768	(1,685)	83	37	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		113,700	1,414	644	2,058	148	0
Receive	CPTFEMU	2.000	Maturity	02/15/2027		13,200	45	101	146	11	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		15,900	0	431	431	14	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027		102,400	0	1,836	1,836	93	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		51,180	(295)	(11,478)	(11,773)	0	(104)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		61,900	(25)	300	275	102	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		30,600	(81)	289	208	60	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037		50	0	(1)	(1)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		5,700	4	123	127	0	(7)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		7,900	(206)	408	202	0	(9)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,150	2	23	25	0	(2)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		4,430	0	(62)	(62)	0	(6)
Pay	CPTFEMU	2.590	Maturity	12/15/2052		15,100	0	1,307	1,307	0	(21)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		10,600	71	1,323	1,394	0	(9)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		4,840	0	745	745	0	(4)
Pay	CPTFEMU	2.682	Maturity	10/15/2053		5,400	0	683	683	0	(7)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		8,300	75	1,122	1,197	0	(10)
Pay	CPURNSA	3.438	Maturity	08/01/2026		$76,400	0	(602)	(602)	15	0
Pay	CPURNSA	3.434	Maturity	08/27/2026		77,300	0	(323)	(323)	147	0
Pay	CPURNSA	0.000	Maturity	07/02/2027		83,000	0	(8)	(8)	0	(8)
Pay	CPURNSA	2.370	Maturity	06/06/2028		22,300	1,402	(4,052)	(2,650)	32	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		14,700	956	(2,669)	(1,713)	51	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		9,200	0	818	818	0	(34)
Receive	CPURNSA	2.645	Maturity	09/10/2028		12,700	0	1,022	1,022	0	(44)
Pay	CPURNSA	2.165	Maturity	04/16/2029		32,400	1,066	(5,810)	(4,744)	26	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		9,100	155	(1,609)	(1,454)	0	(1)
Pay	CPURNSA	1.760	Maturity	11/04/2029		78,400	(999)	(13,639)	(14,638)	0	(12)
Pay	CPURNSA	1.883	Maturity	11/20/2029		23,300	14	(4,073)	(4,059)	0	(2)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	CPURNSA	2.311	Maturity	02/24/2031		34,500	30	4,592	4,622	20	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	200	52	(56)	(4)	0	(1)
Pay	FRCPXTOB	1.410	Maturity	11/15/2039		4,700	392	(1,117)	(725)	0	(14)
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	48,300	22	(45)	(23)	88	0
Pay	UKRPI	3.500	Maturity	08/15/2034		35,000	198	702	900	0	(119)
Pay	UKRPI	3.466	Maturity	09/15/2034		13,800	0	264	264	0	(60)

Total Swap Agreements							$15,464	$93,405	$108,869	$7,466	$(2,377)

(i)	Securities with an aggregate market value of $81,396 and cash of $11,975 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)	This instrument has a forward starting effective date.
(2)	Unsettled variation margin asset of $62 and liability of $(749) for closed futures is outstanding at period end.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2026	AUD	4,931	$	3,526	$112	$0
	07/2026	CNH	6,028		893	5	0
	07/2026	NZD	38,684		22,846	876	0
	07/2026	$	914	CAD	1,299	2	0
	07/2026		17,993	NZD	31,852	97	0
	08/2026	CAD	1,297	$	914	0	(2)
	08/2026	NZD	31,852		18,014	0	(97)
BOA	07/2026	BRL	730		140	0	(1)
	07/2026	ILS	8		3	0	0
	07/2026	INR	5,548		59	0	0
	07/2026	JPY	226,580		1,424	31	0
	07/2026	KRW	378,659		249	4	0
	07/2026	NOK	15,565		1,574	1	0
	07/2026	SGD	65		51	1	0
	07/2026	$	1,215	AUD	1,696	0	(41)
	07/2026		141	BRL	730	0	0
	07/2026		5,058	CNH	34,203	0	(21)
	07/2026		3,479	NOK	32,317	0	(214)
	07/2026		537	PLN	2,028	2	0
	08/2026	ILS	10,552	$	3,548	0	(2)
	08/2026	$	904	INR	85,734	0	0
	09/2026	MXN	11,709	$	660	0	(5)
	09/2026	$	469	INR	44,567	0	(1)
BPS	07/2026	BRL	15,642	$	3,022	8	(16)
	07/2026	CHF	4,287		5,450	144	0
	07/2026	CNH	32,671		4,828	17	0
	07/2026	IDR	580,014,841		32,365	16	(32)
	07/2026	ILS	17,300		5,870	54	0
	07/2026	INR	1,069,955		11,140	0	(163)
	07/2026	JPY	919,903		5,785	128	0
	07/2026	KRW	2,533,634		1,661	23	0
	07/2026	NOK	12,960		1,318	9	0
	07/2026	THB	150,692		4,594	62	(8)
	07/2026	$	2,774	AUD	4,026	13	0
	07/2026		3,041	BRL	15,642	6	(17)
	07/2026		3,032	GBP	2,277	4	(16)
	07/2026		12,362	IDR	221,271,304	13	0
	07/2026		31,916	INR	3,027,080	80	(49)
	07/2026		3,435	JPY	555,500	0	(18)
	07/2026		7,656	KRW	11,744,378	0	(64)
	07/2026		141	PLN	529	0	0
	07/2026		1,263	ZAR	20,727	0	0
	08/2026	DKK	25,120	$	3,834	0	(12)
	08/2026	IDR	70,248,550		3,910	0	(2)
	08/2026	ILS	2,000		671	0	(2)
	08/2026	$	6,605	BRL	33,969	10	(86)
	08/2026		7,588	INR	720,116	5	0
	09/2026	IDR	65,301,336	$	3,596	0	(28)
	09/2026	THB	134,583		4,149	73	0
	09/2026	$	20,751	IDR	367,344,414	31	(392)
	09/2026		2,462	INR	233,885	0	(5)
	09/2026		818	THB	26,817	0	(6)
	12/2026		2,313	IDR	42,106,537	9	0
BRC	07/2026	ILS	21,120	$	7,136	35	0
	07/2026	JPY	217,406		1,345	8	0
	07/2026	NZD	54,347		32,140	1,273	0
	07/2026	TRY	3,918		82	0	(1)
	07/2026	$	23,318	TRY	1,112,705	215	0
	07/2026		6,302	ZAR	102,365	0	(63)
	08/2026		1,345	JPY	216,836	0	(8)
BSH	07/2026	JPY	4,874,728	$	30,659	679	0
	07/2026	$	31,172	NZD	55,171	163	0
	08/2026	NZD	55,171	$	31,207	0	(163)
CBK	07/2026	DKK	24,053		3,754	77	0

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	EUR	7,290		8,503	173	0
	07/2026	IDR	17,213,935		962	0	(1)
	07/2026	ILS	19,290		6,640	155	0
	07/2026	INR	720,279		7,634	25	0
	07/2026	NOK	18,480		1,992	125	0
	07/2026	SEK	5,831		631	30	0
	07/2026	$	6,208	IDR	111,376,996	14	0
	07/2026		7,433	INR	720,279	176	0
	07/2026		840	KRW	1,269,485	0	(19)
	07/2026		2,218	PLN	8,106	0	(64)
	08/2026	ILS	23,859	$	8,220	195	0
	08/2026	SEK	4		0	0	0
	08/2026	$	1,642	ILS	4,877	0	(2)
	08/2026		1,409	INR	133,801	1	0
	09/2026	IDR	240,373,054	$	13,315	0	(27)
	09/2026	INR	72,433		754	0	(7)
	09/2026	THB	162,657		4,912	0	(15)
	09/2026	$	7,755	COP	30,024,337	873	0
	09/2026		4,314	IDR	76,937,695	0	(44)
	09/2026		2,206	MXN	39,466	36	0
	12/2026		7,107	IDR	129,213,359	17	0
DUB	07/2026	IDR	14,932,902	$	835	1	0
	07/2026	INR	281,858		2,985	8	0
	07/2026	SGD	4		3	0	0
	07/2026	$	1,992	INR	192,125	36	0
	07/2026		966	NOK	8,974	0	(59)
	07/2026		2,216	PLN	8,223	0	(30)
	07/2026		2,940	ZAR	47,600	0	(39)
	09/2026	IDR	184,283,257	$	10,230	2	(1)
	09/2026	PEN	12		3	0	0
	09/2026	$	2,648	IDR	48,083,995	21	0
	09/2026		2,985	INR	283,768	0	(8)
	12/2026		2,212	IDR	40,085,609	0	(2)
FAR	07/2026	CNH	32,503	$	4,804	18	0
	07/2026	GBP	86,413		116,203	1,580	0
	07/2026	INR	278,417		2,951	10	0
	07/2026	JPY	94,205		593	13	0
	07/2026	SGD	116,118		91,018	1,265	0
	07/2026	$	13,518	CNH	91,951	22	0
	07/2026		2,918	INR	278,417	24	0
	07/2026		130,350	JPY	21,090,584	0	(637)
	07/2026		15,086	PLN	55,278	0	(391)
	07/2026		358	SEK	3,471	0	0
	07/2026		4,109	ZAR	67,812	24	0
	08/2026	CNH	91,749	$	13,518	0	(21)
	08/2026	ILS	7,703		2,691	100	0
	08/2026	JPY	21,035,393		130,350	641	0
	08/2026	SEK	3,464		358	0	0
	09/2026	PEN	12,505		3,638	0	(8)
	09/2026	$	1,426	INR	136,609	9	0
	09/2026		1,791	MXN	31,620	6	0
GLM	07/2026	BRL	109,483	$	21,259	54	(3)
	07/2026	IDR	106,730,261		5,963	0	(6)
	07/2026	KRW	2,374,569		1,538	4	0
	07/2026	$	20,515	BRL	109,483	745	(52)
	07/2026		87,883	CAD	125,057	294	0
	07/2026		5,953	IDR	106,730,261	17	0
	07/2026		1,538	KRW	2,374,231	0	(3)
	08/2026	CAD	124,879	$	87,883	0	(295)
	08/2026	$	6,659	BRL	34,031	0	(118)
	08/2026		1,952	INR	187,263	19	0
	09/2026	IDR	107,355,285	$	5,953	0	(6)
	09/2026	MXN	3,584		206	3	0
	09/2026	THB	389,427		12,067	271	0
	09/2026	$	8,867	BRL	45,642	0	(156)
	09/2026		12,360	IDR	221,943,635	29	(70)
	09/2026		7,929	INR	762,431	80	0
	09/2026		36,982	MXN	648,929	0	(107)
	10/2026		20,102	BRL	105,772	0	(55)
IND	07/2026	DKK	43,001	$	6,713	139	0
JPM	07/2026	AUD	21,344		15,216	439	0
	07/2026	ILS	54,170		18,142	0	(64)
	07/2026	INR	47,823		506	1	0
	07/2026	KRW	733,756		474	0	0
	07/2026	NOK	18,803		1,900	0	0
	07/2026	NZD	2,893		1,709	66	0
	07/2026	$	12	CHF	9	0	0
	07/2026		3,831	GBP	2,855	0	(44)
	07/2026		908	IDR	16,315,581	4	0
	07/2026		507	INR	47,823	0	(2)
	07/2026		711	KRW	1,092,256	0	(5)
	07/2026		2,111	NZD	3,744	15	0
	07/2026		22,886	PLN	83,435	2	(709)
	07/2026		3,301	THB	110,336	21	0
	08/2026	ILS	36,888	$	12,642	234	0
	08/2026	$	3,005	INR	285,313	3	0

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2026 (Unaudited)

	08/2026		1,900	NOK	18,811	0	0
	09/2026	IDR	16,956,579	$	939	0	(3)
	09/2026	INR	46,346		486	0	(1)
	09/2026	MXN	28,952		1,642	2	(6)
	09/2026	THB	311,889		9,551	137	(34)
	09/2026	TWD	12,974		410	4	0
	09/2026	$	68,636	BRL	353,235	0	(1,217)
	09/2026		4,294	INR	409,411	3	(1)
	09/2026		6,841	MXN	119,455	0	(53)
	12/2026		46,771		820,908	0	(456)
MBC	07/2026	AUD	89	$	63	2	0
	07/2026	CHF	11,661		14,588	185	(30)
	07/2026	IDR	1,469,210		82	0	0
	07/2026	INR	282,972		2,996	8	0
	07/2026	JPY	4,398,607		27,684	632	0
	07/2026	KRW	6,517,642		4,300	86	0
	07/2026	NOK	6,204		626	0	(1)
	07/2026	$	10,555	AUD	15,112	27	(119)
	07/2026		13,279	DKK	87,039	27	0
	07/2026		4,304	EUR	3,714	0	(60)
	07/2026		1,243	GBP	928	0	(12)
	07/2026		82	IDR	1,469,210	0	0
	07/2026		4,620	INR	445,324	80	0
	07/2026		61,563	JPY	9,818,500	0	(1,177)
	07/2026		2,300	NOK	21,327	0	(146)
	07/2026		2,940	NZD	5,157	12	(24)
	07/2026		218	SEK	2,119	1	0
	08/2026	AUD	4,634	$	3,195	0	(11)
	08/2026	DKK	86,888		13,279	0	(27)
	08/2026	ILS	834		279	0	(2)
	08/2026	SEK	2,116		218	0	(1)
	08/2026	$	1,064	INR	101,055	2	0
	08/2026		207	NOK	2,060	1	0
	09/2026	MXN	3,000	$	170	0	0
	09/2026	THB	95,644		2,864	0	(33)
	09/2026	$	12,508	INR	1,196,683	64	(10)
NGF	07/2026	IDR	98,791,764	$	5,519	0	(6)
	07/2026	$	5,540	IDR	98,791,764	0	(15)
	07/2026		4,672	INR	449,461	74	0
	08/2026	SEK	236	$	24	0	0
	09/2026	IDR	99,345,809		5,540	26	0
	09/2026	$	2,640	IDR	46,972,142	0	(32)
SCX	07/2026	INR	221,914	$	2,342	0	(1)
	07/2026	JPY	9,545,600		59,823	1,115	0
	07/2026	$	2,109	IDR	37,843,224	5	0
	07/2026		6,149	INR	589,359	75	0
	07/2026		4,031	JPY	640,400	0	(92)
	08/2026		4,855	INR	465,128	43	0
	09/2026	IDR	113,386,613	$	6,281	0	(13)
	09/2026	THB	169,075		5,212	94	(4)
	09/2026	$	6,730	IDR	120,812,620	14	(38)
	09/2026		2,342	INR	223,401	2	0
SOG	07/2026	CNH	54,948	$	8,123	31	0
	07/2026	DKK	45,146		7,029	128	0
	07/2026	EUR	370,794		432,545	8,877	0
	07/2026	JPY	11,827,967		74,452	1,707	0
	07/2026	SGD	171		132	0	0
	07/2026	$	3,816	AUD	5,530	13	0
	07/2026		40	CAD	56	0	(1)
	07/2026		61,025	CHF	49,370	77	0
	07/2026		425,845	EUR	374,370	1,909	0
	07/2026		89,852	SGD	116,358	87	0
	08/2026	AUD	5,530	$	3,813	0	(13)
	08/2026	CAD	1,048		738	0	(1)
	08/2026	CHF	49,193		61,025	0	(77)
	08/2026	EUR	374,370		426,423	0	(1,905)
	08/2026	SGD	116,096		89,851	0	(91)
	08/2026	$	132	SGD	170	0	0
SSB	07/2026	CAD	128,607	$	93,265	2,585	0
	07/2026	CHF	33,431		42,528	1,154	0
	07/2026	$	807	CAD	1,144	0	0
	07/2026		106,215	GBP	80,353	369	0
	07/2026		994	NOK	9,465	0	(38)
	08/2026	CAD	1,143	$	807	0	0
	08/2026	GBP	80,353		106,213	0	(369)
	08/2026	$	7,974	COP	30,414,578	828	0
UAG	07/2026		2,256	PLN	8,243	0	(65)
	09/2026	COP	60,170,233	$	15,593	0	(1,699)
	09/2026	MXN	12,164		694	2	0
	09/2026	THB	17,860		544	3	0

Total Forward Foreign Currency Contracts						$32,817	$(12,489)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2026 (Unaudited)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	46,100	$(2,098)	$(963)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	26,400	$(235)	$(42)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	26,400	(235)	(209)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	61,700	(560)	(73)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	61,700	(560)	(584)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	192,500	(1,765)	(378)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	192,500	(1,765)	(1,344)
SOG	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.000	08/27/2026	71,400	(412)	(334)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-SOFR	Pay	4.500	08/27/2026	71,400	(412)	(111)

							$(5,944)	$(3,075)

Total Written Options							$(8,042)	$(4,038)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

									Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	CBOT Soybean Meal December Futures	$310.350	Maturity	11/20/2026	6,400	$0	$(46)	$0	$(46)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
SAL	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$12,300	$(26)	$63	$37	$0

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	0	3.750% (SOFR plus a specified spread)	Maturity	07/21/2026	$450,000	$0	$205	$389	$(184)
MYC	Receive	U.S. Treasury Inflation Protected Securities	0	3.730% (SOFR plus a specified spread)	Maturity	07/10/2026	700,000	0	(3,544)	0	(3,544)
	Receive	U.S. Treasury Inflation Protected Securities	0	3.780% (SOFR plus a specified spread)	Maturity	07/22/2026	529,000	0	1,883	2,058	(175)
SOG	Receive	U.S. Treasury Inflation Protected Securities	0	3.776% (SOFR plus a specified spread)	Maturity	07/17/2026	425,000	0	(3,940)	0	(3,940)
	Receive	U.S. Treasury Inflation Protected Securities	0	3.776% (SOFR plus a specified spread)	Maturity	07/24/2026	150,000	0	(106)	0	(106)

								$0	$(5,502)	$2,447	$(7,949)

Total Swap Agreements								$(26)	$(5,485)	$2,484	$(7,995)

(k)

Securities with an aggregate market value of $4,010 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2026 (Unaudited)

(1)	Notional Amount represents the number of contracts.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$58,297	$286	$58,583
Industrials	0	70,755	0	70,755
U.S. Government Agencies	0	1,411,954	0	1,411,954
U.S. Treasury Obligations	0	6,187,246	0	6,187,246
Non-Agency Mortgage-Backed Securities	0	106,221	81,781	188,002
Asset-Backed Securities
CMBS Other	0	9,340	0	9,340
Home Equity Other	0	99,770	0	99,770
Manufacturing House ABS Other	0	3,420	0	3,420
Whole Loan Collateral	0	37,096	0	37,096
Other ABS	0	323,033	2,628	325,661
Sovereign Issues	0	683,856	0	683,856
Preferred Securities
Banking & Finance	0	6,645	0	6,645
Short-Term Instruments
Mutual Funds	0	1,022	0	1,022
U.S. Treasury Bills	0	1,185	0	1,185

	$0	$8,999,840	$84,695	$9,084,535
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,894	$0	$0	$12,894

Total Investments	$12,894	$8,999,840	$84,695	$9,097,429

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,585	10,450	0	13,035
Over the counter	0	35,301	0	35,301

	$2,585	$45,751	$0	$48,336
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,908)	(4,410)	0	(6,318)
Over the counter	0	(24,522)	0	(24,522)

	$(1,908)	$(28,932)	$0	$(30,840)

Total Financial Derivative Instruments	$677	$16,819	$0	$17,496

Totals	$13,571	$9,016,659	$84,695	$9,114,925

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$285	$0	$0	$0	$1	$0	$0	$286	$1
Non-Agency Mortgage-Backed Securities	81,760	0	0	0	0	21	0	0	81,781	22
Asset-Backed Securities
Other ABS	0	2,650	0	0	0	(22)	0	0	2,628	(23)

Totals	$81,760	$2,935	$0	$0	$0	$0	$0	$0	$84,695	$0

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2026 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)		Weighted Average %
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$286	Recent Transaction	Purchase Price	EUR	—	—
Non-Agency Mortgage-Backed Securities	81,781	Discounted Cash Flow	Discount Rate		5.814 - 7.734	5.906
Asset-Backed Securities
Other ABS	2,628	Recent Transaction	Purchase Price		100.00	—

Total	$84,695

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust